Intangible Assets, Net	12 Months Ended
Sep. 30, 2023
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Purchased software, cost	$952,800	$955,266
Purchased patent, cost	2,080,949	1,100,000
Capitalized software, cost	3,371,856	1,843,571
Total intangible assets, at cost	6,405,605	3,898,837
Less: accumulated amortization	(1,427,523)	(930,092)
Intangible assets, net	$4,978,082	$2,968,745

For the year ended September 30, 2023, the Company purchased several patent rights from a third-party supplier of $980,949, and developed new capitalized software of $1,574,400. For the year ended September 30, 2022, the Company purchased several patent rights from a third-party supplier of $1,100,000, purchased software of $117,030 and developed new capitalized software of $1,843,571. For the years ended September 30, 2023 and 2022, the Company disposed no intangible assets.

The capitalized software includes Pintura system and smart video conference system. These software systems are developed and will be marketed as standalone products or as part of the company's other offerings. After necessary planning, design, coding, and testing, the company confirms that the software's functionality, features, and technical performance meet the design specifications and has achieved technological feasibility. The Pintura system and the smart video conference system were capitalized starting in October 2022 and 2021, respectively. The amortization of these software products will begin when they are completed and available to customers. The commercialization of the Pintura system and the smart video conference system occurred in November 2023 and December 2022, respectively.

Amortization expense for intangible assets were $533,328, $214,703 and $199,913 for the fiscal years ended September 30, 2023,2022 and 2021, respectively. For the fiscal years ended September 30, 2023 and 2022, the Company recorded no impairment of intangible asset, nor pledged intangible asset to secure bank loans.

Estimated future amortization expense for intangible assets is as follows as of September 30, 2023:

Years ending September 30,	Amortization expense
2024	$909,900
2025	906,628
2026	893,475
2027	971,611
2028	612,119
Thereafter	684,349
Total	$4,978,082